Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Deficit - Schedule of Common Stock Reserved for Issuance (Detail) - shares	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock reserved for issuance	4,979,255	3,179,255	9,347,681
Reserved for Future Stock Awards or Option Grants
Class of Stock [Line Items]
Common stock reserved for issuance	1,272,443		1,859,151
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Common stock reserved for issuance			7,488,530